SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

On January 26, 2026, the Company entered into a certain securities purchase agreement (the “2026 Primary Offering SPA”), with certain investors for a best-efforts offering (the “2026 Primary Offering”) of 38,000,000 Ordinary Shares (on a pre-2026 Reverse Split basis) (the “2026 Primary Offering Shares”) of the Company, at an offering price of $0.80 per share.

On March 18, 2026, the Company entered into a certain securities purchase agreement with certain investors for the purchase and sale of an aggregate of 6,999,996 of the Company’s Ordinary Shares (on a pre-2026 Reverse Split basis) and warrants (the “Warrants”) to purchase up to 6,999,996 Ordinary Shares (on a pre-2026 Reverse Split basis) at an exercise price of $2.00 per share. The net proceeds from this offering were $12,651,733.

Share Consolidation

On March 17, 2026, the Company effectuated the 2026 Reverse Split of its Ordinary Shares on an one-for-one hundred basis. In connection with the 2026 Reverse Split, the Company’s shareholders received one new Ordinary Share of the Company for every one hundred Ordinary Shares they hold. The Company’s Ordinary Shares began trading on a 2026 Reverse Split-adjusted basis when the market opened on April 6, 2026. The Company’s authorized share capital and par value remained unchanged following the 2026 Reverse Split, as unlimited Ordinary Shares with no par value.